Equity - Additional information (Details) € / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)
Disclosure of equity [Table]
Number of Shares issued | shares	3,904,065		3,900,669	3,896,734
Issue of contingent convertible capital securities | $		$ 7,750
Share capital | shares	3,400,000	3,400,000	3,900,000	5,000,000.0
Reserve of cash flow hedges	€ (153)		€ 1,450	€ 1,208
Authorised share capital, ordinary shares | shares	14,729,000,000		14,729,000,000	14,729,000,000
Unrealised revaluations and exchange rate differences, net	€ 153
Recognition of a financial liability with initial recognition through shareholders equity	41,808		€ 48,444
Share of associates, joint ventures and other reserves includes non-distributable profits from associates and joint ventures	738		644
Share buyback programme authorized	€ 1,744
Share buyback programme, shares | shares	128,000,000	128,000,000
Shares repurchased, average price per share | € / shares	€ 12.57
Share buyback programme, amount	€ 1,604
Other cash distributions	1,054
Cash dividend paid	1,288			€ 2,650
Treasury shares	1,612		4	10	€ 11
Software and other intangible assets [member]
Disclosure of equity [Table]
Legal reserve	573		688
TRY [member]
Disclosure of equity [Table]
Unrealised revaluations and exchange rate differences, net	(466)
USD [member]
Disclosure of equity [Table]
Unrealised revaluations and exchange rate differences, net	456
Great-Britain Pound [member]
Disclosure of equity [Table]
Unrealised revaluations and exchange rate differences, net	86
Other Currency [member]
Disclosure of equity [Table]
Unrealised revaluations and exchange rate differences, net	18
Swiss Franc [member]
Disclosure of equity [Table]
Unrealised revaluations and exchange rate differences, net	32
China, Yuan Renminbi [member]
Disclosure of equity [Table]
Unrealised revaluations and exchange rate differences, net	27
Reserve of cash flow hedges [member]
Disclosure of equity [Table]
Changes in unrealised revaluations	(1,603)		242	604
Equity investments [member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Disclosure of equity [Table]
Transfer of revaluation reserve to retained earnings	6		(1)	(472)
Changes in unrealised revaluations	€ 94		(337)	137
Other changes related to prior years revaluations			(62)
Equity securities at fair value through other comprehensive income [Member]
Disclosure of equity [Table]
FVOCI revaluation reserve			1,181	1,580
Transfer of revaluation reserve to retained earnings				(472)
Ordinary shares [member]
Disclosure of equity [Table]
Par value per share | € / shares	€ 0.01
Cumulative preference shares [member]
Disclosure of equity [Table]
Par value per share | € / shares	€ 0.01
Increased dividend percentage	2.585%	2.585%
Authorised share capital, ordinary shares | shares	4,600,000,000
Maximum [member]
Disclosure of equity [Table]
Share capital | shares	861,000,000	861,000,000
Minimum [member] | Ordinary shares [member]
Disclosure of equity [Table]
Par value per share | € / shares	€ 0.01
Bank Of Beijing [Member] | Equity investments [member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Disclosure of equity [Table]
Changes in unrealised revaluations	€ 38		(339)	35
Kotak Mahindra Bank [Member]
Disclosure of equity [Table]
Realised gains/losses transferred to the statement of profit or loss				(119)
Kotak Mahindra Bank [Member] | Equity securities at fair value through other comprehensive income [Member]
Disclosure of equity [Table]
Transfer of revaluation reserve to retained earnings				(320)
EquensWorldLine [Member] | Equity investments [member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Disclosure of equity [Table]
Changes in unrealised revaluations				101
EquensWorldLine [Member] | Equity securities at fair value through other comprehensive income [Member]
Disclosure of equity [Table]
Transfer of revaluation reserve to retained earnings				(149)
TMB Thanachart Bank Public Company Ltd [member]
Disclosure of equity [Table]
Realised gains/losses transferred to the statement of profit or loss				(18)
ING Group [member]
Disclosure of equity [Table]
Share buyback programme, amount	€ (140)
ING Groep N.V. or its subsidiaries [Member] | Ordinary shares [member]
Disclosure of equity [Table]
Shares issued and fully paid | shares	3,904,000,000
ING Groep N.V. or its subsidiaries [Member] | Kotak Mahindra Bank [Member] | Ordinary shares [member]
Disclosure of equity [Table]
Authorised share capital, ordinary shares | shares	14,729,000
Stichting Regio Bank and Stichting Vakbondsspaarbank SPN [member]
Disclosure of equity [Table]
Reserve for dividend and repayment of capital	€ 2,103		1,912	€ 1,818
Statutory Reserve	€ 2,103		€ 1,912
Treasury Shares [member]
Disclosure of equity [Table]
Number of Shares issued | shares	128,300,000		600,000	900,000
Share buyback programme, shares | shares	127,628	127,628